Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.23%
Aerospace & Defense–2.66%
Raytheon Technologies Corp.	178,847	$17,514,487
Textron, Inc.	181,773	12,838,627
		30,353,114
Apparel Retail–1.59%
TJX Cos., Inc. (The)	231,522	18,142,064
Application Software–1.85%
salesforce.com, inc.(b)	53,618	10,711,804
Splunk, Inc.(b)	108,769	10,428,772
		21,140,576
Asset Management & Custody Banks–1.22%
KKR & Co., Inc., Class A	264,969	13,916,172
Automobile Manufacturers–2.24%
General Motors Co.	697,340	25,578,431
Broadline Retail–1.32%
Amazon.com, Inc.(b)	145,776	15,057,203
Building Products–1.93%
Johnson Controls International PLC	364,923	21,975,663
Cable & Satellite–2.54%
Charter Communications, Inc., Class A(b)	34,297	12,264,950
Comcast Corp., Class A	442,240	16,765,319
		29,030,269
Casinos & Gaming–1.27%
Las Vegas Sands Corp.(b)	251,617	14,455,397
Communications Equipment–1.84%
Cisco Systems, Inc.	401,847	21,006,552
Consumer Finance–1.12%
American Express Co.	77,218	12,737,109
Distillers & Vintners–1.36%
Diageo PLC (United Kingdom)	347,590	15,513,075
Diversified Banks–6.56%
Bank of America Corp.	919,278	26,291,351
PNC Financial Services Group, Inc. (The)	88,059	11,192,299
Wells Fargo & Co.	998,211	37,313,127
		74,796,777
Electric Utilities–1.40%
American Electric Power Co., Inc.	103,880	9,452,041
Exelon Corp.	154,681	6,479,587
		15,931,628
Electrical Components & Equipment–0.91%
Emerson Electric Co.	118,830	10,354,846
Electronic Manufacturing Services–0.96%
TE Connectivity Ltd.	83,355	10,932,008
Shares		Value
Fertilizers & Agricultural Chemicals–0.94%
Corteva, Inc.	176,893	$10,668,417
Food Distributors–2.28%
Sysco Corp.	178,643	13,796,599
US Foods Holding Corp.(b)	331,681	12,252,296
		26,048,895
Gold–0.85%
Barrick Gold Corp. (Canada)	524,981	9,748,897
Health Care Distributors–0.65%
McKesson Corp.	20,850	7,423,642
Health Care Equipment–3.46%
GE HealthCare Technologies, Inc.(b)	119,941	9,838,760
Medtronic PLC	236,556	19,071,145
Zimmer Biomet Holdings, Inc.	81,658	10,550,214
		39,460,119
Health Care Facilities–0.85%
Universal Health Services, Inc., Class B	76,550	9,729,505
Health Care Services–2.25%
Cigna Group (The)	65,859	16,828,950
CVS Health Corp.	118,339	8,793,771
		25,622,721
Hotels, Resorts & Cruise Lines–0.98%
Booking Holdings, Inc.(b)	4,201	11,142,774
Industrial Machinery & Supplies & Components–3.13%
Parker-Hannifin Corp.	77,345	25,996,428
Stanley Black & Decker, Inc.	120,551	9,714,000
		35,710,428
Insurance Brokers–1.48%
Willis Towers Watson PLC	72,504	16,848,479
Integrated Oil & Gas–3.96%
Chevron Corp.	104,433	17,039,288
Exxon Mobil Corp.	256,444	28,121,649
		45,160,937
Interactive Media & Services–1.21%
Meta Platforms, Inc., Class A(b)	65,406	13,862,148
Investment Banking & Brokerage–3.77%
Charles Schwab Corp. (The)	204,365	10,704,639
Goldman Sachs Group, Inc. (The)	56,288	18,412,368
Morgan Stanley	158,553	13,920,953
		43,037,960
IT Consulting & Other Services–1.08%
Cognizant Technology Solutions Corp., Class A	202,373	12,330,587
Managed Health Care–1.64%
Centene Corp.(b)	186,832	11,809,651

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Managed Health Care–(continued)
Elevance Health, Inc.	15,091	$6,938,992
		18,748,643
Movies & Entertainment–1.38%
Walt Disney Co. (The)(b)	157,770	15,797,510
Multi-line Insurance–2.23%
American International Group, Inc.	504,425	25,402,843
Oil & Gas Exploration & Production–5.01%
ConocoPhillips	328,644	32,604,771
Devon Energy Corp.	199,020	10,072,402
Pioneer Natural Resources Co.	71,102	14,521,873
		57,199,046
Oil & Gas Refining & Marketing–0.95%
Phillips 66	107,425	10,890,746
Packaged Foods & Meats–0.70%
Kraft Heinz Co. (The)	206,883	8,000,166
Pharmaceuticals–8.70%
Bristol-Myers Squibb Co.	262,576	18,199,143
GSK PLC	495,509	8,837,586
Johnson & Johnson	153,038	23,720,890
Merck & Co., Inc.	222,015	23,620,176
Sanofi	227,949	24,824,134
		99,201,929
Rail Transportation–1.48%
CSX Corp.	562,985	16,855,771
Real Estate Services–2.38%
CBRE Group, Inc., Class A(b)	373,026	27,160,023
Regional Banks–1.42%
Citizens Financial Group, Inc.	532,653	16,176,672
Semiconductor Materials & Equipment–1.23%
Lam Research Corp.	26,551	14,075,216
Shares		Value
Semiconductors–3.77%
Intel Corp.	302,086	$9,869,150
Micron Technology, Inc.	120,757	7,286,477
NXP Semiconductors N.V. (China)	72,236	13,470,208
QUALCOMM, Inc.	97,127	12,391,463
		43,017,298
Tobacco–1.71%
Philip Morris International, Inc.	200,721	19,520,117
Trading Companies & Distributors–1.96%
Ferguson PLC	167,238	22,368,082
Transaction & Payment Processing Services–2.26%
Fiserv, Inc.(b)	121,538	13,737,440
PayPal Holdings, Inc.(b)	159,242	12,092,838
		25,830,278
Wireless Telecommunication Services–1.75%
T-Mobile US, Inc.(b)	137,471	19,911,300
Total Common Stocks & Other Equity Interests (Cost $829,066,714)		1,097,872,033
Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	3,259,494	3,259,494
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	2,327,745	2,328,210
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	3,725,136	3,725,137
Total Money Market Funds (Cost $9,312,841)		9,312,841
TOTAL INVESTMENTS IN SECURITIES–97.05% (Cost $838,379,555)		1,107,184,874
OTHER ASSETS LESS LIABILITIES—2.95%		33,627,022
NET ASSETS–100.00%		$1,140,811,896
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,678,640	$77,570,979	$(81,990,125)	$-	$-	$3,259,494	$153,300
Invesco Liquid Assets Portfolio, Institutional Class	5,484,743	55,407,842	(58,565,314)	-	939	2,328,210	112,106
Invesco Treasury Portfolio, Institutional Class	8,775,589	88,652,547	(93,702,999)	-	-	3,725,137	175,072
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,211,068	$71,562,453	$(85,773,521)	$-	$-	$-	$126,970*
Invesco Private Prime Fund	36,542,746	128,917,635	(165,453,566)	(2,498)	(4,317)	-	361,468*
Total	$72,692,786	$422,111,456	$(485,485,525)	$(2,498)	$(3,378)	$9,312,841	$928,916

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2023	State Street Bank & Trust Co.	USD	401,973	EUR	371,627	$1,597
04/28/2023	State Street Bank & Trust Co.	USD	789,294	GBP	642,992	4,297
Subtotal—Appreciation						5,894
Currency Risk
04/28/2023	State Street Bank & Trust Co.	EUR	17,481,008	USD	18,868,697	(114,899)
04/28/2023	State Street Bank & Trust Co.	GBP	15,181,070	USD	18,521,948	(214,765)
Subtotal—Depreciation						(329,664)
Total Forward Foreign Currency Contracts						$(323,770)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,048,697,238	$49,174,795	$—	$1,097,872,033
Money Market Funds	9,312,841	—	—	9,312,841
Total Investments in Securities	1,058,010,079	49,174,795	—	1,107,184,874
Other Investments - Assets*
Forward Foreign Currency Contracts	—	5,894	—	5,894
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(329,664)	—	(329,664)
Total Other Investments	—	(323,770)	—	(323,770)
Total Investments	$1,058,010,079	$48,851,025	$—	$1,106,861,104

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund